Concentrations	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 14 — CONCENTRATIONS

Customer concentration risk

For the years ended December 31, 2022, 2021 and 2020, three customers accounted for 48%, 46% and 35%; 23%, 19% and 27%; and *%, *% and 17%, respectively, of the Company’s total revenues. As of December 31, 2022 and 2021, the two customers accounted for 49% and 63%; and 13% and 15%, respectively, of the Company’s total outstanding balance of accounts receivable.

*	represents less than 10%.

Vendor concentration risk

For the years ended December 31, 2022, 2021 and 2020, one vendor accounted for 50%, 65%, and 62% of the Company’s total purchase, respectively. One vendor accounted for 37% and 47% of the Company’s total outstanding accounts payable as of December 31, 2022 and 2021, respectively.

Exchange Rate Risks

The Company’s PRC subsidiaries may be exposed to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between the U.S. Dollar and the RMB. As of December 31, 2022 and 2021, the RMB denominated cash and cash equivalents amounted to $1,669,235 and $216,754, respectively.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentrations of credit risk are cash and accounts receivable arising from its normal business activities. The Company places its cash in what it believes to be credit-worthy financial institutions. The Company routinely assesses the financial strength of the customer and, based upon factors surrounding the credit risk, establishes an allowance, if required, for uncollectible accounts and, as a consequence, believes that its accounts receivable credit risk exposure beyond such allowance is limited.

The Company’s operations are carried out in the PRC. Accordingly, our business, financial condition, and results of operations may be influenced by the political, economic, and legal environment in the PRC, and by the general state of the economy of the PRC. Our operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things. Financial instruments which potentially subject us to concentrations of credit risk consist principally of cash and trade accounts receivable. All of our cash is maintained with state-owned banks within the PRC. Per PRC regulations, the maximum insured bank deposit amount is RMB500,000 for each financial institution. The Company’s total unprotected cash held in bank amounted to approximately $1,781,000 and $232,000 as of December 31, 2022 and 2021, respectively. The Company has not experienced any losses in such accounts and believes the Company is not exposed to any risks on our cash held in bank accounts.